Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary share	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance at Dec. 31, 2022	$ 417,813	$ 19	$ (3,006)	$ 1,442,714	$ 34,166	$ (1,056,080)
Beginning balance (in shares) at Dec. 31, 2022		192,532,460
Beginning balance (in shares) at Dec. 31, 2022			(1,652,541)
Foreign currency translation adjustments	5,605				5,605
Net Income (Loss)	(207,729)					(207,729)
Share-based compensation	27,348			27,348
Exercise of stock options	407		$ 120	287
Exercise of stock options (Shares)		280,568	126,874
Issuance of ordinary shares for RSUs			$ 3,523	(3,523)
Issuance of ordinary shares for RSUs (shares)		1,260,701	3,722,394
Repurchase of shares	(8,644)		$ (8,644)
Repurchase of shares (in shares)			(10,656,794)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate	7,784			7,784
Ending balance at Dec. 31, 2023	242,584	$ 19	$ (8,007)	1,474,610	39,771	(1,263,809)
Ending balance (in shares) at Dec. 31, 2023		194,073,729
Ending balance (in shares) at Dec. 31, 2023		(8,460,067)	(8,460,067)
Foreign currency translation adjustments	1,781				1,781
Net Income (Loss)	(22,230)					(22,230)
Unrealized gain (loss) on available-for-sale debt securities	(8,168)				(8,168)
Share-based compensation	(13,510)			(13,510)
Issuance of ordinary shares for RSUs			$ 2,117	(2,117)
Issuance of ordinary shares for RSUs (shares)			2,252,047
Repurchase of shares	(335)		$ (335)
Repurchase of shares (in shares)			(413,214)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate	1,038			1,038
Ending balance at Dec. 31, 2024	201,160	$ 19	$ (6,225)	1,460,021	33,384	(1,286,039)
Ending balance (in shares) at Dec. 31, 2024		194,073,729
Ending balance (in shares) at Dec. 31, 2024		(6,621,234)	(6,621,234)
Foreign currency translation adjustments	(6)				(6)
Net Income (Loss)	(46,269)					(46,269)
Unrealized gain (loss) on available-for-sale debt securities	11,580				11,580
Reclassification of accumulated gains on available-for-sale debt securities to earnings	(3,412)				(3,412)
Share-based compensation	5,974			5,974
Issuance of ordinary shares in underwritten offering, net of expenses	61,714	$ 8		61,706
Issuance of ordinary shares in underwritten offering, net of expense (shares)		76,666,659
Exercise of stock options	$ 200		$ 327	(127)
Exercise of stock options (Shares)	347,843		347,843
Issuance of ordinary shares for RSUs			$ 856	(856)
Issuance of ordinary shares for RSUs (shares)			910,894
Ending balance at Dec. 31, 2025	$ 230,941	$ 27	$ (5,042)	$ 1,526,718	$ 41,546	$ (1,332,308)
Ending balance (in shares) at Dec. 31, 2025		270,740,388
Ending balance (in shares) at Dec. 31, 2025		(5,362,497)	5,362,497